[NATIONWIDE LOGO]

September 27, 2000


VIA EDGAR


The United States Securities
   and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-0506


Subject:      Nationwide VL Separate Account-C
              Nationwide Life and Annuity Insurance Company
              SEC File No. 333-43639
              CIK No. 0001044822

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (1933 "Act") and on behalf of Nationwide VL Separate Account-C (the "Variable Account") and Nationwide Life and Annuity Insurance Company (the "Company"), we certify that the form of the Prospectus and the Statement of Additional Information that would have been filed under paragraphs (b) and (c) under Rule 497 of the 1933 Act do not differ from the form of the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 5 to the Registration Statement for the Company and the Variable Account which became effective September 20, 2000.

Please contact the undersigned at (614) 249-8782 with any questions regarding this filing.

Sincerely,

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

/s/ Jamie Ruff Casto

Jamie Ruff Casto, Esq.
Compliance Specialist